American International Life
Assurance Company of New York
80 Pine Street
New York, NY  10005

                                                     May 26, 1999


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re:      Variable Account B of American International Life
                           Assurance Company of New York
                           File No. 33-90686

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account B, we certify that the form of the Prospectuses which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses contained in Post-Effective Amendment No. 6 to the Registration Statement for Variable Account B, which was filed electronically and became effective on May 3, 1999.

If you should have any questions regarding the foregoing, please contact me at
(302) 594-2987.

Very truly yours,
/s/ Kenneth D. Walma

Kenneth D. Walma